Finance result	12 Months Ended
Dec. 31, 2022
Finance Result
Finance result

21	Finance result

	2022	2021	2020

Income from financial investments	67,810	35,773	24,479
Changes in fair value of derivative instruments	-	-	20,739
Interest received	27,197	23,040	11,876
Other	7,035	5,753	5,196
Finance income	102,042	64,566	62,290

Interest expense	(200,081)	(108,437)	(25,543)
Interest expense on lease liabilities	(88,571)	(67,212)	(44,458)
Financial discounts granted	(24,092)	(23,193)	(8,081)
Bank fees	(8,623)	(7,878)	(6,333)
Foreign exchange loss, net	(852)	(17,973)	(4,613)
IOF taxes (taxes on financial transactions)	(178)	(3,306)	(1,661)
Other	(27,496)	(15,797)	(7,580)
Finance expenses	(349,893)	(243,796)	(98,269)

Finance result	(247,851)	(179,230)	(35,979)